Income Taxes - Reconciliations of Statutory U.S. Federal Income Tax Rates to Our Effective Tax Rate for Continuing Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Statutory rate	35.00%	35.00%	35.00%
DTA remeasurement loss	$ 208
Tax Year 2018 [Member]
Income Tax Examination [Line Items]
Statutory rate	21.00%